FINANCIAL ASSETS AT AMORTISED COST - Schedule of Commercial Banking Lending (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Commercial Bank Lending [Line Items]
Exchange and other adjustments	£ (88)	£ 39	£ (17)
Allowance for impairment losses	(4,903)	(4,042)
Impact of transfers between stages	914	(67)	1,469
Loans and advances to customers	454,899	448,567
Other changes in credit quality	553	(447)	2,327
Additions and repayments	(118)	818	(197)
Methodology and model changes	(63)	(42)	152
Commercial Banking £m
Disclosure of Commercial Bank Lending [Line Items]
Impact of transfers between stages	0	0
Stage 1 £m | Commercial Banking £m
Disclosure of Commercial Bank Lending [Line Items]
Transfers to Stage 1	0	0
Stage 2 £m | Commercial Banking £m
Disclosure of Commercial Bank Lending [Line Items]
Transfers to Stage 2	0	0
Stage 3 £m | Commercial Banking £m
Disclosure of Commercial Bank Lending [Line Items]
Transfers to Stage 3	0	0
Commercial Banking £m
Disclosure of Commercial Bank Lending [Line Items]
Allowance for impairment losses	(1,698)	(1,341)	(2,322)
Exchange and other adjustments	43	10
Impact of transfers between stages	94	(130)
Other changes in credit quality	263	(393)
Additions and repayments	107	(270)
Methodology and model changes	(25)	0
Credit to the income statement	439
(Credit) charge to the income statement		(793)
Utilisation, allowance account for credit losses of financial assets	(127)	(200)
Recoveries of advances written off in previous years	2	2
Commercial Banking £m | Stage 1 £m
Disclosure of Commercial Bank Lending [Line Items]
Impact of transfers between stages	0	0
Commercial Banking £m | Stage 2 £m
Disclosure of Commercial Bank Lending [Line Items]
Impact of transfers between stages	0	0
Commercial Banking £m | Stage 3 £m
Disclosure of Commercial Bank Lending [Line Items]
Impact of transfers between stages	0	0
Commercial Banking £m | Impact of transfers between stages
Disclosure of Commercial Bank Lending [Line Items]
Impact of transfers between stages	94	(130)
Stage 1 £m | Commercial Banking £m
Disclosure of Commercial Bank Lending [Line Items]
Allowance for impairment losses	(214)	(125)	(299)
Exchange and other adjustments	4	(3)
Impact of transfers between stages	(2)	(5)
Other changes in credit quality	35	(101)
Additions and repayments	59	(65)
Methodology and model changes	(7)	0
Credit to the income statement	85
(Credit) charge to the income statement		(171)
Stage 1 £m | Commercial Banking £m | Stage 1 £m
Disclosure of Commercial Bank Lending [Line Items]
Impact of transfers between stages	55	192
Stage 1 £m | Commercial Banking £m | Stage 2 £m
Disclosure of Commercial Bank Lending [Line Items]
Impact of transfers between stages	(11)	(19)
Stage 1 £m | Commercial Banking £m | Stage 3 £m
Disclosure of Commercial Bank Lending [Line Items]
Impact of transfers between stages	(2)	(2)
Stage 1 £m | Commercial Banking £m | Impact of transfers between stages
Disclosure of Commercial Bank Lending [Line Items]
Impact of transfers between stages	(44)	(176)
Stage 2 £m | Commercial Banking £m
Disclosure of Commercial Bank Lending [Line Items]
Allowance for impairment losses	(414)	(260)	(733)
Exchange and other adjustments	(2)	(5)
Impact of transfers between stages	81	(132)
Other changes in credit quality	36	(133)
Additions and repayments	57	(203)
Methodology and model changes	(18)	0
Credit to the income statement	156
(Credit) charge to the income statement		(468)
Stage 2 £m | Commercial Banking £m | Stage 1 £m
Disclosure of Commercial Bank Lending [Line Items]
Impact of transfers between stages	(55)	(191)
Stage 2 £m | Commercial Banking £m | Stage 2 £m
Disclosure of Commercial Bank Lending [Line Items]
Impact of transfers between stages	19	48
Stage 2 £m | Commercial Banking £m | Stage 3 £m
Disclosure of Commercial Bank Lending [Line Items]
Impact of transfers between stages	(14)	(29)
Stage 2 £m | Commercial Banking £m | Impact of transfers between stages
Disclosure of Commercial Bank Lending [Line Items]
Impact of transfers between stages	131	40
Stage 3 £m | Commercial Banking £m
Disclosure of Commercial Bank Lending [Line Items]
Allowance for impairment losses	(1,070)	(956)	(1,290)
Exchange and other adjustments	41	18
Impact of transfers between stages	15	7
Other changes in credit quality	192	(159)
Additions and repayments	(9)	(2)
Methodology and model changes	0	0
Credit to the income statement	198
(Credit) charge to the income statement		(154)
Utilisation, allowance account for credit losses of financial assets	(127)	(200)
Recoveries of advances written off in previous years	2	2
Stage 3 £m | Commercial Banking £m | Stage 1 £m
Disclosure of Commercial Bank Lending [Line Items]
Impact of transfers between stages	0	(1)
Stage 3 £m | Commercial Banking £m | Stage 2 £m
Disclosure of Commercial Bank Lending [Line Items]
Impact of transfers between stages	(8)	(29)
Stage 3 £m | Commercial Banking £m | Stage 3 £m
Disclosure of Commercial Bank Lending [Line Items]
Impact of transfers between stages	16	31
Stage 3 £m | Commercial Banking £m | Impact of transfers between stages
Disclosure of Commercial Bank Lending [Line Items]
Impact of transfers between stages	7	6
Commercial Banking £m
Disclosure of Commercial Bank Lending [Line Items]
Financial Assets, Commercial Banking	95,373	93,812	97,502
Exchange and other adjustments	734	73
Allowance for impairment losses	(1,698)	(1,341)
Additions and repayments	952	(3,565)
Advances written off	(127)	(200)
Recoveries of advances written off in previous years	2	2
Loans and advances to customers	£ 93,675	£ 92,471
Commercial Banking £m | Commercial Banking £m
Disclosure of Commercial Bank Lending [Line Items]
Drawn ECL coverage (%)	1.80%	1.40%
Commercial Banking £m | Stage 1 £m
Disclosure of Commercial Bank Lending [Line Items]
Financial Assets, Commercial Banking	£ 80,509	£ 82,719	78,868
Exchange and other adjustments	748	151
Allowance for impairment losses	(214)	(125)
Impact of transfers between stages	(4,488)	2,263
Additions and repayments	1,530	1,437
Loans and advances to customers	80,295	82,594
Commercial Banking £m | Stage 1 £m | Stage 1 £m
Disclosure of Commercial Bank Lending [Line Items]
Transfers to Stage 1	1,723	5,744
Commercial Banking £m | Stage 1 £m | Stage 2 £m
Disclosure of Commercial Bank Lending [Line Items]
Transfers to Stage 2	(5,807)	(3,146)
Commercial Banking £m | Stage 1 £m | Stage 3 £m
Disclosure of Commercial Bank Lending [Line Items]
Transfers to Stage 3	£ (404)	£ (335)
Commercial Banking £m | Stage 1 £m | Commercial Banking £m
Disclosure of Commercial Bank Lending [Line Items]
Drawn ECL coverage (%)	0.30%	0.20%
Commercial Banking £m | Stage 2 £m
Disclosure of Commercial Bank Lending [Line Items]
Financial Assets, Commercial Banking	£ 11,493	£ 7,530	15,058
Exchange and other adjustments	6	(1)
Allowance for impairment losses	(414)	(260)
Impact of transfers between stages	3,948	(2,740)
Additions and repayments	9	(4,787)
Loans and advances to customers	11,079	7,270
Commercial Banking £m | Stage 2 £m | Stage 1 £m
Disclosure of Commercial Bank Lending [Line Items]
Transfers to Stage 1	(1,676)	(5,729)
Commercial Banking £m | Stage 2 £m | Stage 2 £m
Disclosure of Commercial Bank Lending [Line Items]
Transfers to Stage 2	5,950	3,273
Commercial Banking £m | Stage 2 £m | Stage 3 £m
Disclosure of Commercial Bank Lending [Line Items]
Transfers to Stage 3	£ (326)	£ (284)
Commercial Banking £m | Stage 2 £m | Commercial Banking £m
Disclosure of Commercial Bank Lending [Line Items]
Drawn ECL coverage (%)	3.60%	3.50%
Commercial Banking £m | Stage 3 £m
Disclosure of Commercial Bank Lending [Line Items]
Financial Assets, Commercial Banking	£ 3,371	£ 3,563	£ 3,576
Exchange and other adjustments	(20)	(77)
Allowance for impairment losses	(1,070)	(956)
Impact of transfers between stages	540	477
Additions and repayments	(587)	(215)
Advances written off	(127)	(200)
Recoveries of advances written off in previous years	2	2
Loans and advances to customers	2,301	2,607
Commercial Banking £m | Stage 3 £m | Stage 1 £m
Disclosure of Commercial Bank Lending [Line Items]
Transfers to Stage 1	(47)	(15)
Commercial Banking £m | Stage 3 £m | Stage 2 £m
Disclosure of Commercial Bank Lending [Line Items]
Transfers to Stage 2	(143)	(127)
Commercial Banking £m | Stage 3 £m | Stage 3 £m
Disclosure of Commercial Bank Lending [Line Items]
Transfers to Stage 3	£ 730	£ 619
Commercial Banking £m | Stage 3 £m | Commercial Banking £m
Disclosure of Commercial Bank Lending [Line Items]
Drawn ECL coverage (%)	31.70%	26.80%